UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA LONG-TERM FUND -  3RD QUARTER REPORT - PERIOD ENDED
DECEMBER 31, 2005

 [LOGO OF USAA]
    USAA(R)

                      USAA LONG-TERM Fund

                                [GRAPHIC OF USAA LONG-TERM FUND]

                     3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     DECEMBER 31, 2005                            USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      California State Teachers' Retirement System, Fannie Mae, Florida GO, Puerto Rico GO, Texas GO, Texas Permanent School Fund, or Utah GO.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              CP      Commercial Paper

              EDC     Economic Development Corp.

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              IDC     Industrial Development Corp.

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

              SFH     Single-Family Housing

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.0%)

             ALABAMA (3.0%)
  $ 9,410    Jefferson County Sewer Revenue Capital Improvement Warrants,
                Series 2002D (PRE) (INS)                                               5.25%       2/01/2024    $   10,304
             Marshall County Health Care Auth. RB,
    1,000       Series 2002A                                                           6.25        1/01/2022         1,098
    1,150       Series 2002A                                                           5.75        1/01/2032         1,212
    1,500       Series 2002D                                                           5.75        1/01/2032         1,581
             Montgomery BMC Special Care Facilities Financing Auth. RB,
    5,000       Series 2004A-2 (Baptist Health), 5.00%, 11/15/2007 (INS)               4.92(b)    11/15/2024         4,675
    4,000       Series 2004C (Baptist Health)                                          5.25       11/15/2029         4,115
             Parks System Improvement Corp. GO,
    7,670       Series 2001C                                                           5.00        6/01/2020         8,078
    7,805       Series 2001C                                                           5.00        6/01/2021         8,221
             Public School and College RB,
   15,000       Series 1999A (INS)                                                     5.50        9/01/2029        16,022
    4,140       Series 2001A                                                           5.00        2/01/2020         4,348
   11,000    Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)            5.88        9/01/2031        12,039

             ALASKA (0.5%)
    2,000    Anchorage GO, Series 2003B (INS)                                          5.25        9/01/2018         2,176
             Housing Finance Corp. RB,
    2,000       Series 2005A (INS)                                                     5.00       12/01/2030         2,074
    3,000       Series 2005A (INS)                                                     5.25       12/01/2034         3,187
    4,095    Municipality of Anchorage GO, Series 2001A (INS)                          5.00        6/01/2019         4,337

             ARIZONA (1.0%)
             Phoenix Civic Improvement Corp. RB,
    1,000       Series B, 5.50%, 7/01/2013 (INS)                                       4.65(b)     7/01/2029           770
    1,500       Series B, 5.50%, 7/01/2013 (INS)                                       4.66(b)     7/01/2030         1,157
    5,500    School Facilities Board RB, Series 2002 (PRE)                             5.25        7/01/2018         6,020
   15,500    Univ. Medical Center Corp. Hospital RB, Series 2005                       5.00        7/01/2035        15,606

             ARKANSAS (0.0%)(c)
    1,000    Univ. of Arkansas Board of Trustees RB, Series 2004B (INS)                5.00       11/01/2028         1,051

             CALIFORNIA (4.7%)
             Golden State Tobacco Securitization RB (State Appropriation Enhanced),
    4,000       Series 2003B (PRE)                                                     5.75        6/01/2022         4,233
   14,570       Series 2003B (PRE)                                                     5.38        6/01/2028        15,705
   11,800       Series 2003B (PRE)                                                     5.50        6/01/2033        13,133
    2,000       Series 2005A, 4.55%, 6/01/2010 (INS)                                   4.50(b)     6/01/2022         1,635
    5,000       Series 2005A, 4.60%, 6/01/2010 (INS)                                   4.55(b)     6/01/2023         4,084
    4,870    Riverside County Public Financing Auth. Tax Allocation RB, Series A (INS) 5.00       10/01/2024         5,101
    6,340    San Bernardino County Redevelopment Agency Tax Allocation Bonds,
                Series 2005A (San Sevaine Redevelopment Project) (INS)                 5.00        9/01/2035         6,491
    5,015    Shasta Joint Powers Financing Auth. Lease RB (MLO), Series 2003A (INS)    5.00        4/01/2029         5,202
             State GO,
   10,000       Series 2005                                                            5.00        5/01/2027        10,458
    3,160       Series 2004 (INS)                                                      5.00        6/01/2023         3,333
   10,000       Series 2004                                                            5.50        4/01/2028        10,866
   10,000       Series 2004                                                            5.00        3/01/2029        10,388
   10,000       Series 2004                                                            5.50        4/01/2030        10,836

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 9,105    State Public Works Board Lease RB (Univ. of California) (MLO),
                Series 2004F (The Regents of the Univ. of California)                  5.00%      11/01/2029    $    9,423

             COLORADO (1.9%)
   11,000    Denver City and County COP (MLO), Series 2000B (PRE) (INS)                5.50       12/01/2025        12,104
             Denver Health and Hospital Auth. RB,
    1,000       Series 2001A                                                           6.00       12/01/2023         1,072
    3,730       Series 2001A                                                           6.00       12/01/2031         3,963
    3,000       Series A                                                               6.25       12/01/2033         3,323
    1,000    Eagle Bend Metropolitan District No. 2 GO, Series 2003 (INS)              5.25       12/01/2023         1,053
             Health Facilities Auth. RB,
    4,000       Series 2002A (Covenant Retirement Communities, Inc.) (INS)             5.50       12/01/2027         4,257
    3,500       Series 2005 (The Evangelical Lutheran Good Samaritan Society Project)  5.00        6/01/2029         3,555
    2,000       Series 2005 (The Evangelical Lutheran Good Samaritan Society Project)  5.00        6/01/2035         2,028
   11,480    Summit County Sports Facilities RB, Series 1990                           7.88        9/01/2008        12,744

             CONNECTICUT (3.4%)
    2,500    Health and Educational Facilities Auth. RB, Series 2005C (INS)            5.13        7/01/2030         2,602
             Mashantucket (Western) Pequot Tribe RB,
   64,950       Series 1997B (a)                                                       5.75        9/01/2027        66,921
    1,500       Series 1999A (a)                                                       5.50        9/01/2028         1,544
    5,900    State GO, Series 2002D                                                    5.38       11/15/2021         6,416
    4,000    Transportation Infrastructure Special Tax Obligation RB,
                Series 2001B (INS)                                                     5.38       10/01/2015         4,347
             DISTRICT OF COLUMBIA (2.6%)
             GO,
   15,320       Series 1999A (PRE) (INS)                                               5.50        6/01/2029        16,508
   37,580       Series 1999A (INS)                                                     5.50        6/01/2029        39,927
    5,820    Housing Finance Auth. Modernization Program RB, Series A (HUD) (INS)      5.00        7/01/2025         6,068

             FLORIDA (3.1%)
             Board of Education Public Education GO,
   15,665       Series 1998E (PRE) (NBGA)                                              5.63        6/01/2025        17,247
    7,000       Series 1998E (PRE) (NBGA)                                              5.63        6/01/2029         7,707
    5,765    Broward County School Board COP (MLO), Series A (INS)                     5.00        7/01/2027         6,057
    5,000    Collier County School Board COP (MLO), Series 2002 (PRE) (INS)            5.38        2/15/2022         5,488
    8,225    Flagler County School Board COP (MLO), Series 2005A (INS)                 5.00        8/01/2030         8,571
    5,000    Highlands County Health Facilities Auth. RB, Series D                     5.00       11/15/2035         5,064
    3,000    Lee Memorial Health System Hospital RB, Series 2005A (INS)                5.00        4/01/2024         3,155
   10,000    Miami Limited Ad Valorem Tax Bonds GO, Series 2002 (INS)                  5.50        1/01/2021        10,849
    3,500    Ocala Utility Systems RB, Series 2005A (INS)                              5.00       10/01/2031         3,663
    2,000    Orange County Health Facilities Auth. RB, Series 2002                     5.75       12/01/2027         2,136
    3,050    Palm Beach County School Board COP (MLO), Series 2002C (INS)              5.00        8/01/2027         3,163

             GEORGIA (1.7%)
   12,000    Fayette County Public Facilities Auth. RB, Series 2000 (PRE)              5.88        6/01/2028        13,297
    8,000    Henry County Water and Sewage Auth. RB, Series 2000 (PRE) (INS)           5.63        2/01/2030         8,743
    2,000    Municipal Electric Auth. RB, Series 2002A (INS)                           5.25       11/01/2022         2,147
    5,000    Private Colleges and Univ. Auth. RB, Series 1999A (PRE)                   5.50       11/01/2025         5,421
   10,000    Savannah Economic Development Auth. PCRB, Series 1995                     6.15        3/01/2017        11,193

             ILLINOIS (8.3%)
    3,000    Chicago GO, Series A (INS)                                                5.25        1/01/2029         3,207
    5,000    Chicago Special Assessment Improvement Bonds, Series 2002                 6.75       12/01/2032         5,434

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Chicago-O'Hare International Airport RB,
  $ 3,445       Series 2001B (INS)                                                     5.13%       1/01/2020    $    3,614
    3,060       Series 2001B (INS)                                                     5.13        1/01/2021         3,204
    5,000       Series 2005A (INS)(d)                                                  5.00        1/01/2029         5,214
    8,000       Series 2005A (INS)(d)                                                  5.00        1/01/2033         8,296
   24,535    Finance Auth. RB, Series 2004 (SwedishAmerican Hospital) (INS)            5.00       11/15/2031        25,351
             Health Facilities Auth. RB,
    9,905       Series 1985A (Univ. of Chicago)                                        5.50        8/01/2020        10,804
    7,000       Series 1998 (Centegra Health Sys.)                                     5.25        9/01/2024         7,158
    5,030       Series 2000 (Riverside Health Sys.) (PRE)                              6.85       11/15/2029         5,812
             Metropolitan Pier and Exposition Auth. RB,
    8,000       Series 2002A (INS)                                                     5.50        6/15/2023         8,734
    5,000       Series 2002B, 5.50%, 6/15/2012 (INS)                                   5.50(b)     6/15/2020         3,947
    2,500       Series 2002B, 5.55%, 6/15/2012 (INS)                                   5.55(b)     6/15/2021         1,969
   13,850    Quincy Hospital RB, Series 1993                                           6.00       11/15/2018        13,867
   23,980    Regional Transportation Auth. GO, Series 1999 (INS)                       5.75        6/01/2020        28,269
   37,550    Regional Transportation Auth. RB, Series 2000A (INS)                      6.50        7/01/2030        49,404
    3,000    Schaumburg GO, Series B (INS)                                             5.25       12/01/2034         3,213
    4,555    State Sales Tax RB, FIRST Series 2001                                     5.13        6/15/2019         4,844
    5,080    Village of Gilberts Special Service Area Number Nine Special
                Tax Refunding Bonds, Series 2005 (Big Timber Project) (INS)            4.75        3/01/2030         5,083

             INDIANA (1.6%)
             Bond Bank State Revolving Fund RB,
   10,440       Series 2000A (PRE)                                                     5.50        8/01/2021        11,402
   11,015       Series 2000A (PRE)                                                     5.50        8/01/2022        12,031
    7,500    St. Joseph County Hospital Auth. RB, Series 2000 (INS)                    5.63        8/15/2033         8,078
             Transportation Finance Auth. Highway RB (MLO),
      805       Series 2000 (PRE)                                                      5.38       12/01/2025           874
    4,195       Series 2000                                                            5.38       12/01/2025         4,472

             IOWA (0.2%)
             Finance Auth. HealthCare RB,
    1,000       Series 2001 (INS)                                                      5.25        5/15/2021         1,057
    3,495       Series 2001 (INS)                                                      5.25        5/15/2026         3,644

             KANSAS (0.4%)
   10,000    Burlington Environmental Improvement, RB, Series 2005 (INS)               4.65        9/01/2035        10,002

             KENTUCKY (0.2%)
    5,000    Commonwealth State Property & Buildings Commission RB (PRE) (INS)         5.38       10/01/2016         5,472

             LOUISIANA (0.5%)
             Gasoline and Fuels Tax RB,
    2,440       Series 2002A (INS)                                                     5.38        6/01/2020         2,601
    2,245       Series 2002A (INS)                                                     5.38        6/01/2021         2,391
    6,690    New Orleans GO (INS)                                                      5.00       12/01/2029         6,893

             MAINE (1.3%)
   27,750    State Turnpike Auth. RB, Series 2000 (PRE) (INS)(e)                       5.75        7/01/2028        30,562

             MASSACHUSETTS (2.7%)
             Commonwealth GO,
    9,350       Series 2002B (PRE) (INS)                                               5.50        3/01/2018        10,271
    4,790       Series 2002D (PRE) (INS)                                               5.38        8/01/2022         5,248

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $15,055    Commonwealth Special Obligation RB, Series 2002A (PRE) (INS)              5.38%       6/01/2020    $   16,473
    2,000    Development Finance Agency RB, Series A (INS)                             5.00        9/01/2033         2,069
    5,000    Health and Education Facilities Auth. RB, Series 2000A (PRE) (INS)        5.88       10/01/2029         5,571
    2,500    Municipal Wholesale Electric Co. RB, Series 2001A (INS)                   5.25        7/01/2016         2,691
    4,925    Water Pollution Abatement GO, Series 6 (PRE)                              5.25        8/01/2020         5,343
   16,000    Water Resources Auth. RB, Series 2000A (PRE) (INS)                        5.75        8/01/2030        17,607

             MICHIGAN (2.6%)
   43,000    Hospital Finance Auth. RB, Series 1999A (Ascension Hospital) (PRE)        6.13       11/15/2026        47,547
   10,000    Municipal Auth. Clean Water RB, Series 1999 (PRE)                         5.50       10/01/2021        10,827
    2,875    Wayne Charter County Airport RB, Series 2002C (INS)                       5.38       12/01/2018         3,116

             MINNESOTA (0.4%)
   10,000    Washington County Housing and Redevelopment Auth. RB, Series 1998         5.50       11/15/2027        10,207

             MISSISSIPPI (0.1%)
    2,520    Hospital Equipment and Facilities Auth. RB, Series 2000 (INS)             5.50        1/01/2027         2,668

             MISSOURI (0.5%)
    2,000    Development Finance Board Infrastructure Facilities RB, Series A          5.00        6/01/2035         2,027
   10,000    Highways and Transportation Commission RB, Series 2001A                   5.00        2/01/2015        10,696

             NEBRASKA (0.7%)
    3,665    Lancaster County School District No. 1 GO, Series 2002                    5.25        1/15/2022         3,937
             Platte County Hospital Auth. No. 1 RB,
    4,500       Series 2000 (INS)                                                      6.10        5/01/2025         4,887
    6,500       Series 2000 (INS)                                                      6.15        5/01/2030         7,073

             NEVADA (2.8%)
   14,650    Clark County EDC RB, Series 1999                                          5.50        5/15/2029        15,255
   21,000    Clark County GO, Series 2000 (INS)                                        5.50        7/01/2025        22,429
   11,570    Clark County School District GO, Series 2001D (INS)                       5.25        6/15/2019        12,699
   14,180    Truckee Meadows Water Auth. RB, Series 2001A (INS)                        5.13        7/01/2020        15,069

             NEW HAMPSHIRE (0.1%)
    2,915    Health and Education Facilities Auth. RB (INS)                            5.00       10/01/2024         3,054

             NEW JERSEY (4.2%)
             Camden County Improvement Auth. RB,
   15,000       Series 1997 (PRE)                                                      6.00        2/15/2027        15,710
    3,000       Series 2004A                                                           5.75        2/15/2034         3,170
             Economic Development Auth. RB,
    5,000       Series 2004                                                            5.50        6/15/2024         5,230
    6,000       Series 2004                                                            5.75        6/15/2029         6,352
    2,500       Series 2004                                                            5.50        6/15/2031         2,591
    3,250       Series 2005P                                                           5.00        9/01/2030         3,371
   20,000       Series A (INS)                                                         5.25        7/01/2031        21,437
    1,250    Health Care Facilities Financing Auth. RB, Series 2006A(d)                5.13        7/01/2035         1,280
    5,000    Highway Auth. RB, Series 2001 (Garden State Parkway) (PRE) (INS)          5.25        1/01/2018         5,449
    2,500    Transportation Trust Fund Auth. RB, Series 2003C (PRE)                    5.50        6/15/2024         2,799
   30,020    Turnpike Auth. RB, Series 2000A (PRE)                                     5.50        1/01/2027        32,366

             NEW MEXICO (0.9%)
   15,000    Finance Auth. State Transportation RB, Series 2004A (INS)                 5.25        6/15/2019        16,362
    4,700    Regents of the Univ. of New Mexico RB, Series 2004 (INS)                  5.00        7/01/2032         4,856

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW YORK (18.6%)
             Battery Park City Auth. RB,
  $ 3,000       Series 2003A                                                           5.25%      11/01/2021    $    3,281
    5,000       Series 2003A                                                           5.25       11/01/2022         5,396
             Dormitory Auth. RB,
   21,500       Series 1996B (Mental Health Services)                                  6.00        8/15/2016        24,830
    5,010       Series 2000A (Rochester Univ.), 5.95%, 7/01/2010 (INS)                 5.95(b)     7/01/2020         4,262
    5,690       Series 2000A (Rochester Univ.), 6.00%, 7/01/2010 (INS)                 6.00(b)     7/01/2022         4,834
    3,210       Series 2000A (Rochester Univ.), 6.05%, 7/01/2010 (INS)                 6.05(b)     7/01/2024         2,719
    6,310       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2018         6,871
    8,655       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2019         9,424
    9,120       Series 2000B (State Univ. of New York) (PRE)                           5.38        5/15/2020         9,931
    9,000       Series 2002D (School Districts Financing Program) (INS)                5.25       10/01/2023         9,698
    6,620       Series 2005A (Department of Health) (INS)                              5.00        7/01/2023         6,986
    3,000       Series 2005A (Department of Health) (INS)                              5.25        7/01/2024         3,252
    5,600       Series 2005E (Mental Health Services)                                  5.00        2/15/2030         5,848
   13,000       Series 2005F (Education)                                               5.00        3/15/2030        13,582
   10,910    Dutchess County IDA Civic Facility RB, Series 2000                        5.75        8/01/2030        11,748
    8,730    Environmental Facilities Corp. RB, Series 2004E                           5.00        6/15/2034         9,140
    5,000    Liberty Development Corp. RB, Series 2005 (Goldman Sachs Group, Inc.)     5.25       10/01/2035         5,651
    5,000    MTA RB, Series 2005F                                                      5.00       11/15/2030         5,195
             Muni Bond Bank RB,
    7,000       Series C                                                               5.25        6/01/2018         7,492
    8,415       Series C                                                               5.25       12/01/2018         9,006
             New York City GO,
   22,740       Fiscal 2001 Series A (PRE)                                             5.75        5/15/2030        25,105
    8,210       Fiscal 2002 Series B                                                   5.30       12/01/2018         8,765
    6,350       Fiscal 2003 Series A                                                   5.75        8/01/2016         7,001
   10,000       Fiscal 2003 Series J                                                   5.50        6/01/2020        10,857
   13,065       Series 1997I (PRE)                                                     6.25        4/15/2027        13,681
    7,830       Series 2000A (PRE)                                                     6.00        5/15/2020         8,723
      970       Series 2000A                                                           6.00        5/15/2020         1,063
    1,500       Series 2005G                                                           5.00       12/01/2026         1,560
    2,750       Series 2005G                                                           5.00       12/01/2027         2,855
    2,000       Series 2005G                                                           5.00       12/01/2028         2,072
    2,395       Series G (PRE)                                                         5.88        8/01/2019         2,719
    5,105       Series G                                                               5.88        8/01/2019         5,665
    1,090       Series I (PRE)                                                         5.75        3/01/2019         1,239
    9,420       Series I                                                               5.75        3/01/2019        10,364
   20,000       Series M                                                               5.00        4/01/2030        20,695
             New York City Municipal Water Finance Auth. RB,
   11,000       Series 1999A (PRE)                                                     5.75        6/15/2030        11,964
    4,975       Series 2000B (PRE)                                                     6.00        6/15/2033         5,551
    3,025       Series 2000B                                                           6.00        6/15/2033         3,343
   15,000       Series 2002A                                                           5.38        6/15/2018        16,275
    6,000       Series 2005C (INS)                                                     5.00        6/15/2027         6,340
   20,000       Series A                                                               5.00        6/15/2039        20,793
    6,850    New York City Transit Auth. MTA COP, Series 2000A (PRE)(INS)              5.88        1/01/2030         7,551
             New York City Transit Auth. MTA RB,
    5,000       Series 2002A (INS)                                                     5.50       11/15/2018         5,512
    5,000       Series 2002A (INS)                                                     5.50       11/15/2019         5,511
    3,000       Series B                                                               5.00       11/15/2031         3,112

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             New York City Transitional Finance Auth. RB,
  $ 1,770       Series 1999C (PRE)                                                     5.50%       5/01/2025    $    1,908
    7,000       Series 2001A (PRE)                                                     5.38        2/15/2022         7,599
    2,215       Series 2005C (PRE)                                                     5.50        5/01/2025         2,387
    4,500       Series 2006A-1                                                         5.00       11/01/2029         4,745
    3,000       Series 2006A-1                                                         5.00       11/01/2030         3,162
   11,000    Thruway Auth. Highway and Bridge Trust Fund RB, Series 2002A (PRE)(INS)   5.25        4/01/2020        12,043
             Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
   18,500       Series 2003 A-1C                                                       5.50        6/01/2019        20,322
   12,000       Series 2003A-1 (INS)                                                   5.25        6/01/2021        12,903
    7,500       Series 2003B-1C                                                        5.50        6/01/2020         8,203
    3,000       Series 2003B-1C                                                        5.50        6/01/2021         3,273

             NORTH CAROLINA (0.7%)
             Charlotte COP,
    3,120       Series G                                                               5.25        6/01/2020         3,329
    5,445       Series G                                                               5.25        6/01/2021         5,802
    2,000    Charlotte-Mecklenberg Hospital Auth. RB, Series 2005A                     4.88        1/15/2032         2,012
    4,000    Wake County Industrial Facilities PCRB, Series 2002                       5.38        2/01/2017         4,267

             NORTH DAKOTA (0.3%)
    7,250    Fargo Health System RB, Series 2000A (INS)                                5.63        6/01/2031         7,812

             OHIO (0.6%)
    5,000    Air Quality Development Auth. PCRB, Series B (INS)                        4.80        1/01/2034         5,065
    6,325    Lorain County Health Care Facilities RB, Series 1998A                     5.25        2/01/2021         6,363
    3,465    State Univ. General Receipts Bonds, Series 2003B                          5.25        6/01/2019         3,764

             OKLAHOMA (0.7%)
             Norman Regional Hospital Auth. RB,
    9,000       Series 2002 (INS)                                                      5.50        9/01/2023         9,618
    2,500       Series 2005                                                            5.38        9/01/2029         2,534
    5,400       Series 2005                                                            5.38        9/01/2036         5,451

             PENNSYLVANIA (0.5%)
   10,000    Commonwealth GO, 1st Series 2002 (PRE)                                    5.25        2/01/2019        10,905

             PUERTO RICO (0.7%)
   12,000    Government Development Bank CP                                            3.55        1/26/2006        11,999
    5,000    Public Buildings Auth. Government Facilities RB, Series I (NBGA)          5.50        7/01/2022         5,383

             RHODE ISLAND (0.7%)
             Economic Development Corp. Airport RB,
   12,280       Series B (INS)                                                         5.00        7/01/2027        12,891
    1,580       Series C (INS)                                                         5.00        7/01/2028         1,655
      975    Housing and Mortgage Finance Corp. SFH RB, Series 15-A                    6.85       10/01/2024           980

             SOUTH CAROLINA (3.3%)
    5,000    Georgetown County Environmental Improvement RB, Series 2002A              5.70        4/01/2014         5,298
             Jobs Economic Development Auth. RB,
    2,300       Series 2001 (Georgetown Memorial Hospital) (INS)                       5.25        2/01/2021         2,391
    3,750       Series 2001 (Georgetown Memorial Hospital) (INS)                       5.38        2/01/2026         3,905
   30,000       Series 2002A (Bon Secours Health System)                               6.00       11/15/2026        32,624

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Lexington County Health Services District, Inc. RB,
  $12,000       Series 2002                                                            5.50%      11/01/2023    $   12,723
    8,000       Series 2002                                                            5.75       11/01/2028         8,575
    4,500    Medical Univ. Hospital Auth. RB, Series 2004A (INS)                       5.00        8/15/2031         4,666
    8,000    Transportation Infrastructure Bank RB, Series 1999A (PRE)(INS)            5.25       10/01/2021         8,592

             SOUTH DAKOTA (0.1%)
    2,000    Health and Educational Facilities Auth. RB, Series 2004A                  5.25       11/01/2027         2,110

             TENNESSEE (0.7%)
    5,605    Shelby County Health Educational & Hospital RB (PRE)                      6.38        9/01/2019         6,507
    9,395    Shelby County Health Educational & Hospital RB (PRE)                      6.38        9/01/2019        10,907

             TEXAS (17.7%)
    5,000    Austin Higher Education Auth. RB, Series 1998                             5.25        8/01/2023         5,072
             Austin Public Improvements GO,
    6,585       Series 2001                                                            5.13        9/01/2020         6,991
    6,930       Series 2001                                                            5.13        9/01/2021         7,358
    6,790    Austin Water and Wastewater System RB, Series 2005A (INS)                 5.00        5/15/2031         7,076
   19,500    Bell County Health Facilities Development Corp. RB, Series 1989 (ETM)     6.50        7/01/2019        23,709
             Comal County Health Facilities Development Corp. RB,
    4,000       Series 2002A (McKenna Memorial Hospital Project)                       6.13        2/01/2022         4,289
    2,350       Series 2002A (McKenna Memorial Hospital Project)                       6.25        2/01/2032         2,499
             Cypress-Fairbanks ISD GO,
    3,595       Series 2001 (NBGA)                                                     5.25        2/15/2016         3,889
    8,500       Series 2001 (NBGA)                                                     5.25        2/15/2017         9,107
    4,240    Dallas ISD GO (PRE)(NBGA)                                                 5.50        2/15/2016         4,678
    3,260    Dallas ISD GO (NBGA)                                                      5.50        2/15/2016         3,576
             Del Mar College District Limited Tax Bonds,
    3,765       Series 2003 (INS)                                                      5.25        8/15/2019         4,074
    3,960       Series 2003 (INS)                                                      5.25        8/15/2020         4,285
             Duncanville ISD GO,
       35       Series 2001B (NBGA)                                                    5.63        2/15/2024            38
    7,175       Series 2001B (PRE) (NBGA)                                              5.63        2/15/2024         8,045
   10,420    Edinburg Consolidated ISD GO, Series 2000 (PRE)(NBGA)                     5.50        2/15/2030        11,236
             Fort Bend ISD GO,
    2,890       Series 1999 (PRE)(NBGA)                                                5.38        2/15/2024         3,063
    1,860       Series 1999 (NBGA)                                                     5.38        2/15/2024         1,950
    4,440       Series 2004A (NBGA)                                                    5.25        8/15/2025         4,769
    4,000       Series 2004A (NBGA)                                                    5.25        8/15/2027         4,291
             Garland ISD GO,
    3,655       Series 2005 (NBGA)                                                     5.00        2/15/2026         3,831
    8,970       Series 2005 (NBGA)                                                     5.00        2/15/2027         9,395
    5,425       Series 2005 (NBGA)                                                     5.00        2/15/2028         5,669
             Guadalupe-Blanco River Auth. RB,
    1,000       Series 2003 (INS)                                                      5.25        4/15/2019         1,079
    1,000       Series 2003 (INS)                                                      5.25        4/15/2021         1,079
    3,490    Harlandale ISD GO, Series 2005 (NBGA)                                     5.00        8/15/2030         3,643
    3,400    Hays ISD GO, Series A (NBGA)                                              5.00        8/15/2028         3,560
   20,000    Houston Utility Systems RB (INS)                                          4.75       11/15/2030        20,275
    6,000    Houston Water and Sewer Systems RB, Series 2002A (PRE)(INS)               5.25       12/01/2023         6,573
    3,000    Katy ISD GO, Series 2005A (NBGA)                                          5.00        2/15/2032         3,121
   12,700    Lower Colorado River Auth. RB, Series 2003B (INS)                         5.00        5/15/2031        13,087
             Lubbock County GO,
    4,865       Series 2003 (INS)                                                      5.38        2/15/2018         5,288
    5,125       Series 2003 (INS)                                                      5.38        2/15/2019         5,565

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,500    Mesquite Health Facilities Development Corp. RB, Series 2005
                (Christian Care Centers, Inc. Project)                                 5.63%       2/15/2035    $    3,611
             Midlothian Development Auth. Tax Increment Contract RB,
    7,355       Series 1999                                                            6.70       11/15/2023         7,575
   12,885       Series 2001                                                            7.88       11/15/2021        14,308
   11,500    North Central Health Facilities Development Corp. RB, Series 2002 (INS)   5.25        8/15/2022        12,219
    6,780    Northside ISD GO, Series 2001 (NBGA)                                      5.13        2/15/2022         7,169
    2,000    Nueces River Auth. Water RB (INS)                                         5.00        7/15/2026         2,100
    3,545    Nueces River Auth. Water RB (INS)                                         5.00        3/15/2027         3,719
   13,500    Port of Corpus Christi IDC PCRB, Series 1997A                             5.45        4/01/2027        13,702
    5,815    Sabine River Auth. PCRB, Series B                                         6.15        8/01/2022         6,379
             Spring Branch ISD GO,
    3,195       Series 2001 (NBGA)                                                     5.13        2/01/2019         3,385
   10,160       Series 2001 (NBGA)                                                     5.13        2/01/2022        10,739
    6,000    State GO, Series A (NBGA)                                                 5.00        4/01/2028         6,292
             Texas A&M Univ. RB,
    2,885       Series 2001B (PRE)                                                     5.00        5/15/2021         3,086
    1,550       Series 2001B                                                           5.00        5/15/2021         1,630
             Texas Tech Univ. RB,
    2,000       9th Series 2003 (INS)                                                  5.25        2/15/2018         2,166
    2,570       9th Series 2003 (INS)                                                  5.25        2/15/2019         2,781
    6,420    Travis County Health Facilities Development Corp. RB,
                Series 1999A (PRE)(INS)                                                5.88       11/15/2024         7,032
             Tyler Health Facilities Development Corp. Hospital RB,
    3,700       Series 1993A (East Texas Medical Center)                               6.75       11/01/2025         3,702
   10,300       Series 1993B (East Texas Medical Center)                               6.75       11/01/2025        10,305
    7,350       Series 2001 (Mother Frances Hospital)                                  6.00        7/01/2027         7,819
    4,595       Series 2003 (Mother Frances Hospital)                                  5.75        7/01/2027         4,842
    8,585       Series 2003 (Mother Frances Hospital)                                  5.75        7/01/2033         9,008
             Univ. of Texas Board of Regents RB,
    5,000       Series 2001B (PRE)                                                     5.38        8/15/2019         5,427
   19,985       Series 2002B (PRE)                                                     5.25        7/01/2019        21,757
    2,500       Series 2003B                                                           5.25        8/15/2020         2,705
   24,280    Veterans' Land Board RB, Series 2002(e)                                   6.25        8/01/2035        27,014
    7,500    Water Development Board Senior Lien RB, Series 1997B                      5.00        7/15/2019         7,738
    7,420    Weatherford ISD GO, Series 2001 (NBGA)                                    5.45        2/15/2030         7,939
    3,000    Wichita Falls Water and Sewer Systems RB, Series 2001 (INS)               5.38        8/01/2024         3,220

             UTAH (0.3%)
    7,150    Nebo School District GO, Series 2000 (PRE)(NBGA)                          5.50        7/01/2020         7,761

             VIRGINIA (0.5%)
    4,000    Fairfax Economic Development Auth. RB (MLO), Series 2005                  5.00        1/15/2035         4,179
    5,000    Greater Richmond Convention Center Auth. RB, Series 2000 (PRE)            6.25        6/15/2032         5,606
    1,000    Hanover County IDA Bon Secours Health System Hospital RB,
                Series 1995 (INS)                                                      6.38        8/15/2018         1,186

             WASHINGTON (1.3%)
    1,825    Grant County Public Utility District No. 2 RB, Series 2005A (INS)         5.00        1/01/2029         1,904
    7,665    Health Care Facilities Auth. RB, Series 2001A (INS)                       5.25       10/01/2021         8,120
    5,000    Housing Finance Commission RB, Series 1999 (INS)                          6.00        7/01/2029         5,373
    9,830    Snohomish County GO, Series 2001 (INS)                                    5.13       12/01/2021        10,472
             Spokane Public Facilities District RB,
    1,000      Series 2003 (INS)                                                       5.75       12/01/2020         1,121
    2,000      Series 2003 (INS)                                                       5.75       12/01/2021         2,240
    1,000      Series 2003 (INS)                                                       5.75       12/01/2022         1,120

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             WEST VIRGINIA (0.2%)
             West Virginia Univ. Board of Governors RB,
  $ 2,500       Series 2004C (INS)                                                     5.00%      10/01/2027    $    2,631
    2,500       Series 2004C (INS)                                                     5.00       10/01/2028         2,625

             WISCONSIN (0.7%)
    7,250    Health and Education Facilities Auth. RB,
                Series 2001 (Froedtert & Community Health)                             5.38       10/01/2021         7,583
    8,000    Univ. of Wisconsin Hospitals and Clinics Auth. RB,
                Series 2000 (PRE)(INS)                                                 6.20        4/01/2029         8,918


             PUT BONDS (0.6%)

             DISTRICT OF COLUMBIA (0.2%)
    3,500    MedStar Univ. Hospital RB, Series 2001C (PRE)                             6.80        8/15/2031         3,515

             MICHIGAN (0.2%)
    5,500    Strategic Fund PCRB, Series 1995CC (INS)                                  4.85        9/01/2030         5,737

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                          5.00       10/01/2032         5,186
                                                                                                                ----------
             Total put bonds (cost: $14,003)                                                                        14,438
                                                                                                                ----------
             Total fixed-rate instruments (cost: $2,154,406)                                                     2,310,435
                                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (1.9%)
             ALABAMA (0.0%)(c)
      600    McIntosh IDRB, Series 1998D                                               4.00        7/01/2028           600

             CALIFORNIA (0.2%)
    1,500    Health Facilities Financing Auth. RB,
                Series 2002B (LOC - Wachovia Bank, N.A.)                               3.70        9/01/2025         1,500
      700    State Financing Auth. PCRB, Series 1996F
                (LOC - JPMorgan Chase Bank, N.A.)                                      3.70       11/01/2026           700
    1,870    State GO, Series 2004A-1 (NBGA) (LOC - Citibank, N.A.)                    3.73        5/01/2034         1,870

             COLORADO (0.2%)
    2,350    Colorado Springs RB, Series 2003                                          3.51        6/01/2023         2,350
    2,150    Educational and Cultural Facilities Auth. RB,
               Series 2005 (Concordia Univ. Irvine Project) (LOC - U.S. Bank, N.A.)    3.80       12/01/2035         2,150
      800    Water Valley Metropolitan District No. 2 GO,
               Series 2005 (LOC - Wells Fargo Bank, N.A.)                              3.53       12/01/2024           800

             FLORIDA (0.0%)(c)
       65    Higher Educational Facilities Financing Auth. RB,
                Series 2003 (LOC - SunTrust Bank)                                      3.75        1/01/2019            65
      400    Lee Memorial Health System Hospital RB, Series 1995A                      3.68        4/01/2025           400

             ILLINOIS (0.2%)
    4,200    St. Clair County Industrial Building RB, Series 1994 (NBGA)               3.51        8/20/2032         4,200

             LOUISIANA (0.4%)
    8,065    Public Facilities Auth. RB, Series 2001B (LOC - Hibernia National Bank)   4.01        7/01/2023         8,065

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW YORK (0.2%)
  $ 4,525    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                    3.76%       7/01/2023    $    4,525

             PENNSYLVANIA (0.4%)
    9,850    Schuylkill County IDA RB, Series 2001                                     3.59        4/01/2021         9,850

             VIRGINIA (0.3%)
    3,700    Loudoun County IDA RB, Series 2003A                                       3.77        2/15/2038         3,700
      500    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                        3.80       12/01/2031           500
    3,500    Roanoke IDA Hospital RB, Series 2005 (LIQ)(INS)                           3.70        7/01/2027         3,500
                                                                                                                ----------
             Total variable-rate demand notes (cost: $44,775)                                                       44,775
                                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,213,184)                                                               $2,369,648
                                                                                                                ==========

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Long-Term Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2005, were $157,378,000 and $914,000, respectively, resulting in net unrealized appreciation of $156,464,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,382,710,000 at December 31, 2005, and, in total, may not equal 100%.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA LONG-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

            (a) Restricted security that is not registered under the Securities
                Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

            (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

            (c) Represents less than 0.1% of net assets.

            (d) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2005, the aggregate market value of securities purchased on a when-issued basis was $14,790,000.

            (e) At December 31, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

14

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               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

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48460-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.